UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Prudent Bear Fund
Schedule of Investments
December 31, 2006
(Unaudited)

Shares		Value
	COMMON STOCKS - 20.0%
	BASIC MATERIALS - 12.6%
1,445,000	Alberta Star Development Corp. (a)	$2,676,500
1,000,000	Alberta Star Development Corp. (Acquired 9/20/05, Cost $333,753) (a)(b)(c)(d)	1,852,249
900,000	Anatolia Minerals Development Ltd. (Acquired 12/15/04, Cost $1,275,345) (a)(b)(c)(d)	3,218,282
714,715	Aquiline Resources, Inc. (a)	4,523,086
78,125	Aquiline Resources, Inc. (Acquired 11/15/06, Cost $137,665) (a)(b)(c)(d)	420,253
275,000	Aurora Energy Resources, Inc. (Acquired 3/22/06, Cost $850,662) (a)(b)(c)(d)	3,195,344
1,000,000	Candente Resource Corp. (a)	1,071,903
5,512,798	Capstone Mining Corp. (a)(e)	8,367,408
592,000	Capstone Mining Corp. (Acquired 12/21/05 & 5/12/06, Cost $617,436) (a)(b)(c)(d)(e)	898,546
705,883	Capstone Mining Corp. (Acquired 5/11/06, Cost $805,208) (a)(b)(c)(d)(e)	1,071,400
63,000	Cascadero Copper Corporation (a)	8,374
546,200	East Asia Minerals Corporation (a)	374,703
1,127,038	East Asia Minerals Corporation (Acquired 3/03/05, Cost $402,548) (a)(b)(c)(d)	773,168
300,000	East Asia Minerals Corporation (Acquired 10/27/05, Cost $317,161) (a)(b)(c)(d)	205,805
33	Exploration Capital Partners, LP (Acquired 10/14/98, Cost $29,714) (b)(c)	7,960,996
550,000	First Majestic Silver Corp. (a)	2,334,605
275,000	First Majestic Silver Corp. (Acquired 5/07/04, Cost $512,931) (a)(b)(c)(d)	1,167,303
9,091	Fronteer Development Group Inc. (a)	83,804
400,000	Fronteer Development Group Inc. (Acquired 2/16/05, Cost $567,569) (a)(b)(c)(d)	3,687,347
454,545	Fronteer Development Group Inc. (Acquired 4/11/06, Cost $651,934) (a)(b)(c)(d)	4,190,163
1,155,000	Gold Canyon Resources, Inc. (Acquired 8/26/04, Cost $484,003) (a)(b)(c)(d)	445,697
1,298,265	Golden Cycle Gold Corporation (a)(e)	8,438,723
2,643,513	Golden Phoenix Minerals, Inc. (Acquired 1/14/00, Cost $300,000) (a)(b)(c)	991,317
3,300,000	International KRL Resources Corp. (a)(e)	764,053
40,000	Laramide Resources Ltd. (Acquired 9/29/06, Cost $117,993) (a)(b)(c)(d)	244,908
140,000	Northern Lion Gold Corp. (a)	27,012
3,235,000	Pershing Resources Corporation Inc. (a)	194,100
200,000	Powertech Uranium Corporation - Class A (a)	497,363
500,000	Powertech Uranium Corporation (Acquired 5/11/06, Cost $451,138) (a)(b)(c)(d)	1,243,408
1,821,403	Rimfire Minerals Corporation (a)(e)	3,123,789
2,782,300	Sabina Silver Corporation (a)(e)	5,225,089
750,000	Sabina Silver Corporation (Acquired 11/05/03, Cost $283,050) (a)(b)(c)(d)(e)	1,408,481
791,700	San Gold Corp. (a)	916,516
1,737,599	Silverstone Resources Corp. (Acquired 12/16/03 - 12/15/04, Cost $0) (a)(b)(c)(d)(e)	2,026,442
432,628	Silverstone Resources Corp. (Acquired 12/21/05 & 5/03/06, Cost $0) (a)(b)(c)(d)(e)	504,544
1,400,000	Skygold Ventures Ltd. (a)	1,956,867
250,000	Sunridge Gold Corp. (Acquired 9/18/06, Cost $205,789) (a)(b)(c)(d)	707,456
527,900	Trade Winds Ventures Inc. (a)(e)	176,548
1,825,000	Trade Winds Ventures Inc. (Acquired 6/29/04, Cost $1,001,743) (a)(b)(c)(d)(e)	610,342
800,000	Trade Winds Ventures Inc. (Acquired 11/30/04, Cost $847,500) (a)(b)(c)(d)(e)	267,547
666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,532) (a)(b)(c)(d)	1,560,692
		79,412,133
	COMMUNICATIONS EQUIPMENT - 0.0%
15,000	Corning, Inc. (a)(f)	280,650
	DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
77,998	Globalstar, Inc. (a)(b)	1,084,952
	HEALTH CARE - 0.6%
850,000	ADVENTRX Pharmaceuticals, Inc. (a)	2,507,500
375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $228,750) (a)(b)(c)(d)	940,313
435,367	Cardima, Inc. (a)	21,768
100,000	Genitope Corporation (a)	352,000
250,000	Pro Pharmaceuticals, Inc. (a)	110,000
		3,931,581

	METALS & MINING - 6.4%
300,000	American Gold Capital Corp. (a)	573,683
400,000	Andina Minerals, Inc. (a)	1,025,597
700,000	Bear Creek Mining Corporation (a)	5,582,472
40,000	Bear Creek Mining Corporation (Acquired 8/30/05, Cost $107,953) (a)(b)(c)(d)	318,998
3,000,000	Brilliant Mining Corp. (a)(e)	1,749,346
1,000,000	Brilliant Mining Corp. (Acquired 5/10/06, Cost $708,012) (a)(b)(c)(d)(e)	583,115
4,975,000	Cash Minerals Ltd. (a)(e)	7,252,498
85,000	Castillian Resources Corp. (a)	43,005
2,000,000	Commander Resources Ltd. (a)	1,372,036
3,366,200	Crosshair Exploration & Mining Corp. (a)(e)	9,583,488
500,000	Crosshair Exploration & Mining Corp. (Acquired 11/04/05, Cost $338,070) (a)(b)(c)(d)(e)	1,423,488
857,143	Franklin Lake Resources Inc. (a)(e)	145,714
1,500,000	Fury Explorations Ltd. (a)(e)	1,221,970
600,000	Fury Explorations Ltd. (Acquired 9/20/06, Cost $429,744) (a)(b)(c)(d)(e)	415,470
500,000	Global Copper Corp. (a)	1,093,341
1,000,000	Grande Portage Resources Ltd. (a)	471,637
800,000	Grande Portage Resources Ltd. (Acquired 12/06/06, Cost $491,356) (a)(b)(c)(d)	320,713
800,000	Grayd Resource Corp. (a)	720,319
250,000	Kenrich-Eskay Mining Corp. (Acquired 10/03/06, Cost $283,399) (a)(b)(c)(d)	170,433
1,260,000	Niblack Mining Corp. (a)(e)	1,037,259
222,500	Niblack Mining Corp. (Acquired 3/30/04, Cost $0) (a)(b)(c)(d)(e)	183,167
525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050) (a)(b)(c)(d)(e)	432,191
2,000,000	Selkirk Metals Corp. (a)	1,938,001
80,000	Uranium City Resources Inc. (a)	44,591
900,000	Wolfden Resources Inc. (a)	2,353,900
		40,056,432
	OIL, GAS & CONSUMABLE FUELS - 0.1%
10,000	Shell Canada Ltd.	373,108
	POLLUTION CONTROL - 0.1%
628,209	Migami, Inc. (a)	251,284
566,300	Sonic Environmental Solutions Inc. (a)(e)	220,955
750,000	Sonic Environmental Solutions Inc. (Acquired 9/20/05, Cost $1,267,329) (a)(b)(c)(d)(e)	292,629
		764,868
	RESTAURANTS - 0.0%
6	Restaurant Brands New Zealand Limited	5
	TECHNOLOGY - 0.0%
398,433	Aura Systems, Inc. (a)	294,840
	TOTAL COMMON STOCKS (Cost $67,979,685)	126,198,569

Principal
Amount
	U.S. TREASURY OBLIGATIONS - 34.7%
	U.S. Treasury Notes:
$ 18,300,000	3.125%, 1/31/2007 (h)	18,273,556
2,500,000	2.250%, 2/15/2007	2,491,602
11,700,000	3.375%, 2/28/2007 (g)	11,669,837
25,300,000	3.750%, 3/31/2007 (g)	25,216,991
59,250,000	3.625%, 4/30/2007 (g)	58,981,538
5,100,000	4.375%, 5/15/2007	5,087,250
97,870,000	3.500%, 5/31/2007 (g)	97,269,763
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $219,037,842)	218,990,537

Shares
	WARRANTS - 0.6%
	Alberta Star Development Corp.
500,000	Expiration: September 2007, Exercise Price: $0.65 CAD
	(Acquired 9/20/05, Cost $5,000) (b)(c)(d)	611,071
	Aquiline Resources, Inc.
78,125	Expiration: October 2007, Exercise Price: $3.00 CAD
	(Acquired 10/07/05, Cost $781) (b)(c)(d)	286,748
	Aura Systems, Inc.
105,990	Expiration: January 2007-2011, Exercise Price: $3.00
	(Acquired 3/21/06, Cost $1,060) (b)(c)(d)	-
	Bear Creek Mining Corporation
20,000	Expiration: August 2007, Exercise Price: $4.25 CAD
	(Acquired 8/30/05, Cost $200) (b)(c)(d)	93,134
	Brilliant Mining Corp.
500,000	Expiration: May 2008, Exercise Price: $1.05 CAD
	(Acquired 5/10/06, Cost $5,000) (b)(c)(d)	133,045
	Crosshair Exploration & Mining Corp.
250,000	Expiration: November 2007, Exercise Price: $1.25 CAD
	(Acquired 11/04/05, Cost $2,500) (b)(c)(d)	428,611
	East Asia Minerals Corporation
563,519	Expiration: March 2007, Exercise Price: $1.00 CAD
	(Acquired 3/03/05, Cost $5,635) (b)(c)(d)	31,362
150,000	Expiration: October 2007, Exercise Price: $1.75 CAD
	(Acquired 10/27/05, Cost $1,500) (b)(c)(d)	13,480
	Fronteer Development Group Inc.
200,000	Expiration: February 2007, Exercise Price: $2.75 CAD
	(Acquired 2/16/05, Cost $2,000) (b)(c)(d)	1,237,199
	Fury Explorations Ltd.
300,000	Expiration: February 2008, Exercise Price: $1.25 CAD
	(Acquired 9/20/06, Cost $3,000) (b)(c)(d)	69,562
	Grande Portage Resources Ltd.
400,000	Expiration: June 2008, Exercise Price: $1.10 CAD
	(Acquired 12/06/06, Cost $4,000) (b)(c)(d)	42,979
	Metalline Mining Co. Inc.
22,220	Expiration: October 2007, Exercise Price: $5.00
	(Acquired 10/08/02, Cost $222) (b)(c)(d)	11,203
	Niblack Mining Corp.
262,500	Expiration: September 2007, Exercise Price: $0.80 CAD
	(Acquired 3/02/06, Cost $2,625) (b)(c)(d)	84,705
	Powertech Uranium Corporation
250,000	Expiration: May 2007, Exercise Price: $1.30 CAD
	(Acquired 5/11/06, Cost $2,500) (b)(c)(d)	317,155
	Silverstone Resources Corp.
1,085,114	Expiration: June 2007, Exercise Price: $1.80 CAD
	(Acquired 12/16/03 - 5/03/06, Cost $0) (b)(c)(d)	16,563
	Sonic Environmental Solutions Inc.
375,000	Expiration: September 2007, Exercise Price: $2.75 CAD
	(Acquired 9/20/05, Cost $3,750) (b)(c)(d)	64
	YGC Resources Ltd.
333,334	Expiration: April 2007, Exercise Price: $1.00 CAD
	(Acquired 4/13/05, Cost $3,334) (b)(c)(d)	448,114
	TOTAL WARRANTS (Cost $43,107)	3,824,995

Contracts (100 shares per contract)
	PURCHASED CALL OPTIONS - 0.0%
	Apollo Group, Inc.
600	Expiration: January 2007, Exercise Price: $40.00	57,000
	TOTAL PURCHASED CALL OPTIONS (Cost $75,340)	57,000
	PURCHASED PUT OPTIONS - 0.7%
	AMBAC Financial Group, Inc.
200	Expiration: February 2007, Exercise Price: $80.00	4,500
	Avery Dennison Corp.
200	Expiration: January 2007, Exercise Price: $60.00	1,000
	Avon Products, Inc.
500	Expiration: April 2007, Exercise Price: $30.00	31,250
	Bank of America Corporation
300	Expiration: January 2007, Exercise Price: $45.00	750
300	Expiration: May 2007, Exercise Price: $55.00	79,500
	The Bear Stearns Companies Inc.
200	Expiration: April 2007, Exercise Price: $120.00	7,000
200	Expiration: April 2007, Exercise Price: $140.00	33,500
	Bed Bath & Beyond, Inc.
600	Expiration: January 2007, Exercise Price: $37.50	21,000
300	Expiration: May 2007, Exercise Price: $37.50	51,000
	Campbell Soup Company
400	Expiration: May 2007, Exercise Price: $35.00	11,000
	Citigroup Inc.
200	Expiration: January 2007, Exercise Price: $47.50	500
300	Expiration: March 2007, Exercise Price: $50.00	7,500
300	Expiration: June 2007, Exercise Price: $50.00	19,500
	ConAgra Foods Inc.
600	Expiration: June 2007, Exercise Price: $25.00	30,000
	Constellation Brands, Inc. - Class A
700	Expiration: April 2007, Exercise Price: $27.50	42,000
	Darden Restaurants, Inc.
300	Expiration: January 2007, Exercise Price: $40.00	24,750
200	Expiration: April 2007, Exercise Price: $40.00	43,000
	Dentsply International, Inc.
200	Expiration: January 2007, Exercise Price: $32.50	53,000
300	Expiration: April 2007, Exercise Price: $30.00	39,000
	Eli Lilly & Company
500	Expiration: April 2007, Exercise Price: $55.00	182,500
	Financial Select Sector SPDR Fund
500	Expiration: June 2007, Exercise Price: $35.00	32,500
	The Goldman Sachs Group, Inc.
200	Expiration: April 2007, Exercise Price: $145.00	8,000
	Google, Inc.
100	Expiration: January 2007, Exercise Price: $310.00	500
	JPMorgan Chase & Co.
400	Expiration: January 2007, Exercise Price: $40.00	2,000
300	Expiration: March 2007, Exercise Price: $45.00	16,500
300	Expiration: June 2007, Exercise Price: $45.00	34,500
	Lehman Brothers Holdings Inc.
200	Expiration: January 2007, Exercise Price: $60.00	500
200	Expiration: April 2007, Exercise Price: $65.00	12,500
200	Expiration: April 2007, Exercise Price: $70.00	26,500
	MBIA Inc.
200	Expiration: January 2007, Exercise Price: $55.00	500
200	Expiration: February 2007, Exercise Price: $60.00	3,000
	Merrill Lynch & Co., Inc.
200	Expiration: January 2007, Exercise Price: $70.00	500
200	Expiration: April 2007, Exercise Price: $75.00	9,000
200	Expiration: July 2007, Exercise Price: $85.00	47,500
	Mohawk Industries, Inc.
200	Expiration: May 2007, Exercise Price: $75.00	81,000

	Morgan Stanley
200	Expiration: April 2007, Exercise Price: $65.00	6,500
300	Expiration: July 2007, Exercise Price: $70.00	43,500
	Nasdaq-100 Trust Series 1
400	Expiration: September 2007, Exercise Price: $44.00	103,000
	Nautilus Inc.
600	Expiration: April 2007, Exercise Price: $12.50	40,500
	Newell Rubbermaid Inc.
300	Expiration: January 2007, Exercise Price: $25.00	750
	Nokia Corp. - ADR
600	Expiration: April 2007, Exercise Price: $20.00	49,500
	The PHLX Housing Sector Index
400	Expiration: February 2007, Exercise Price: $220.00	125,000
	Pioneer Drilling Company
530	Expiration: January 2007, Exercise Price: $35.00	23,850
	The Russell 2000 Index
100	Expiration: January 2007, Exercise Price: $680.00	1,500
100	Expiration: March 2007, Exercise Price: $730.00	96,000
200	Expiration: March 2007, Exercise Price: $740.00	227,000
	Seagate Technology
500	Expiration: March 2007, Exercise Price: $20.00	5,000
	Semiconductor HOLDRs Trust
600	Expiration: January 2007, Exercise Price: $32.50	16,500
600	Expiration: February 2007, Exercise Price: $32.50	37,500
400	Expiration: May 2007, Exercise Price: $35.00	103,000
	Standard and Poor's 100 Index
500	Expiration: December 2007, Exercise Price: $600.00	595,000
	Standard and Poor's 500 Index
200	Expiration: March 2007, Exercise Price: $1,300.00	112,000
1,000	Expiration: December 2007, Exercise Price: $1,200.00	1,570,000
	Walgreen Company
400	Expiration: July 2007, Exercise Price: $42.50	49,000
	Washington Mutual, Inc.
200	Expiration: January 2007, Exercise Price: $45.00	8,000
	TOTAL PURCHASED PUT OPTIONS (Cost $6,468,706)	4,170,350

Shares
	SHORT-TERM INVESTMENTS - 44.5%
	Mutual Funds - 0.5%
3,494,064	Federated US Treasury Cash Reserve Fund	3,494,064
Principal
Amount
	U.S. Treasury Bills - 44.0%
$ 15,000,000	5.100%, 1/04/2007 (h)	14,994,036
18,000,000	5.075%, 1/11/2007 (h)	17,975,843
26,700,000	4.820%, 1/18/2007 (h)	26,639,211
19,000,000	4.935%, 1/25/2007 (h)	18,939,043
21,000,000	4.975%, 2/01/2007	20,912,181
16,000,000	4.955%, 2/08/2007 (h)	15,918,103
16,000,000	4.820%, 2/15/2007 (h)	15,904,235
20,800,000	4.975%, 2/22/2007 (h)	20,655,746
15,000,000	4.910%, 3/01/2007 (h)	14,884,950
16,000,000	4.810%, 3/08/2007 (g)	15,862,048
23,000,000	4.820%, 3/15/2007 (g)	22,780,672
73,500,000	4.935%, 5/31/2007 (h)	72,027,207
		277,493,275
	TOTAL SHORT-TERM INVESTMENTS (Cost $280,982,097)	280,987,339
	Total Investments (Cost $574,586,777) (i) - 100.5%	634,228,790
	Liabilities in Excess of Other Assets - (0.5)%	(3,332,484)
	TOTAL NET ASSETS - 100.0%	$630,896,306

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Affiliated company.
(f)	Shares are held to cover all or a portion of a corresponding short position.
(g)	All or a portion of the securities have been committed as collateral for open short positions.
(h)	All or a portion of the securities have been committed as collateral for futures contracts.
(i)	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:
	Cost of investments	$579,660,284
	Gross unrealized appreciation	72,952,481
	Gross unrealized depreciation	(18,383,975)
	Net unrealized appreciation	$54,568,506

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

ADR	American Depository Receipt
CAD	Canadian Dollars

Prudent Bear Fund
Schedule of Securities Sold Short
December 31, 2006
(Unaudited)

Shares		Value
123,000	A D C Telecommunications	$1,787,190
137,000	Advanced Micro Devices, Inc.	2,787,950
60,000	Apollo Group, Inc.	2,338,200
30,000	Avery Dennison Corp.	2,037,900
95,000	Avon Products, Inc.	3,138,800
46,000	Bank of America Corporation	2,455,940
100,000	Bed Bath & Beyond, Inc.	3,810,000
35,000	Benchmark Electronics, Inc.	852,600
245,000	Boston Scientific Corp.	4,209,100
85,000	Bristol-Myers Squibb Company	2,237,200
45,500	Brunswick Corporation	1,451,450
60,000	Campbell Soup Company	2,333,400
160,000	Carter's, Inc.	4,080,000
25,000	The Cheesecake Factory	615,000
30,000	Citigroup Inc.	1,671,000
27,000	Comverse Technology, Inc.	569,970
205,000	Constellation Brands, Inc. - Class A	5,949,100
30,000	Consumer Staples Select Sector SPDR Fund	785,400
170,000	Corning, Inc.	3,180,700
35,000	CVS Corp.	1,081,850
10,000	Cymer, Inc.	439,500
35,000	D.R. Horton, Inc.	927,150
80,000	Darden Restaurants, Inc.	3,213,600
24,000	DaVita, Inc.	1,365,120
70,000	Dentsply International, Inc.	2,089,500
250,000	DIAMONDS Trust Series I	31,102,500
20,300	Eldorado Gold Corporation	109,620
112,000	Eli Lilly & Company	5,835,200
13,000	Fannie Mae	772,070
65,000	Financial Select Sector SPDR Fund	2,388,100
30,000	Florida Rock Industries, Inc.	1,291,500
13,000	Freddie Mac	882,700
125,000	Golden Star Resources Ltd.	368,750
145,000	H&R Block, Inc.	3,340,800
86,000	Hershey Foods Corp.	4,282,800
27,000	Hovnanian Enterprises, Inc.	915,300
80,000	iShares Dow Jones U.S. Technology Sector Index Fund	4,356,000
12,000	iShares Goldman Sachs Technology Index Fund	617,040
10,000	iShares Lehman 20+ Year Treasury Bond Fund	884,300
30,000	iShares Russell 2000 Growth Index Fund	2,359,500
225,000	Ivanhoe Mines Ltd.	2,211,750
100,000	Ivanhoe Mines Ltd.	986,151
32,000	JPMorgan Chase & Co.	1,545,600
18,000	KB Home	923,040
267,000	Leggett & Platt, Inc.	6,381,300
18,000	Lennar Corporation	944,280
16,000	M.D.C. Holdings, Inc.	912,800
20,000	MGIC Investment Corporation	1,250,800
10,000	Microchip Technology, Inc.	327,000
15,000	Mohawk Industries, Inc.	1,122,900
72,500	National Semiconductor Corp.	1,645,750

145,000	Newell Rubbermaid Inc.	4,197,750
132,000	Nokia Corp. - ADR	2,682,240
200,000	O'Reilly Automotive, Inc.	6,412,000
13,000	Radian Group, Inc.	700,830
76,000	Red Hat, Inc.	1,748,000
18,000	The Ryland Group, Inc.	983,160
15,000	SanDisk Corp.	645,450
60,000	Semiconductor HOLDRs Trust	2,022,000
10,000	Shell Canada Ltd.	373,108
130,000	Sonic Corp.	3,113,500
235,000	SPDR Trust Series 1	33,297,150
55,000	Stericycle, Inc.	4,152,500
110,000	Tellabs, Inc.	1,128,600
60,000	Texas Instruments, Inc.	1,728,000
29,000	Toll Brothers, Inc.	934,670
227,000	UTStarcom, Inc.	1,986,250
13,000	Wachovia Corp.	740,350
145,000	Walgreen Company	6,654,050
125,000	Wal-Mart Stores, Inc.	5,772,500
68,000	Wells Fargo & Company	2,418,080
75,000	Whirlpool Corporation	6,226,500
115,000	Whole Foods Market, Inc.	5,396,950
70,000	Williams-Sonoma, Inc.	2,200,800
20,000	Xilinx, Inc.	476,200
	TOTAL SECURITIES SOLD SHORT (Proceeds $200,639,404)	$229,155,809

ADR	American Depository Receipt

Prudent Global Income Fund
Schedule of Investments
December 31, 2006
(Unaudited)

Shares			Value
		COMMON STOCKS - 9.5%
		CANADA - 5.6%
90,186		Agnico-Eagle Mines Limited	$3,719,114
3,371,100		BacTech Mining Corporation (a)(f)	289,079
445,000		Central Fund of Canada Limited - Class A	4,156,300
1,155,353		First Majestic Resource Corp. (a)	4,904,170
687,500		First Majestic Resource Corp. (Acquired 5/07/04, Cost $1,282,327) (a)(b)(c)(d)	2,918,257
300,000		Kinross Gold Corporation (a)	3,564,000
			19,550,920
		SOUTH AFRICA - 1.2%
85,000		AngloGold Ashanti Limited - ADR	4,002,650
		UNITED STATES - 2.7%
130,000		Newmont Mining Corp.	5,869,500
100,000		Royal Gold, Inc.	3,598,000
			9,467,500
		TOTAL COMMON STOCKS (Cost $20,309,437)	33,021,070
Principal
Amount
		CONVERTIBLE BONDS - 0.5%
		BacTech Mining Corporation
3,000,000	CAD	10.000%, 3/15/2009 (Acquired 3/15/04, Cost $2,230,050) (a)(b)(c)(d)	1,543,541
		TOTAL CONVERTIBLE BONDS (Cost $2,230,050)	1,543,541

		CORPORATE BONDS - 3.0%
		UBS Gold Bullion Notes
$ 7,000,000		0.000%, 8/29/2008 (a)(e)	10,412,500
		TOTAL CORPORATE BONDS (Cost $7,000,000)	10,412,500

		FOREIGN TREASURY OBLIGATIONS - 71.0%
		AUSTRALIA - 4.0%
		Australian Government Bond
17,125,000	AUD	8.750%, 8/15/2008	14,034,871
		CANADA - 7.3%
		Canadian Treasury Bill
30,000,000	CAD	0.000%, 4/05/2007	25,445,011
		DENMARK - 4.1%
		Kingdom of Denmark Bonds
78,980,000	DKK	7.000%, 11/15/2007	14,322,311
		FRANCE - 8.6%
		French Discount Treasury Bill
22,970,000	EUR	0.000%, 6/21/2007	29,807,483
		GERMANY - 9.8%
		Bundesschatzanweisungen German Bonds
25,980,000	EUR	2.750%, 12/14/2007	33,948,389
		HONG KONG - 7.3%
		Hong Kong Treasury Bill
200,000,000	HKD	0.000%, 7/25/2007	25,229,600
		NEW ZEALAND - 1.1%
		New Zealand Government Bond
5,215,000	NZD	6.000%, 7/15/2008	3,639,253

		NORWAY - 5.0%
		Norwegian Government Bond
108,559,000	NOK	6.750%, 1/15/2007	17,427,818
		SINGAPORE - 4.6%
		Singapore Government Bond
24,600,000	SGD	4.000%, 3/01/2007	16,054,678
		SWEDEN - 4.7%
		Swedish Government Bond
108,200,000	SEK	8.000%, 8/15/2007	16,238,021
		SWITZERLAND - 11.5%
		Swiss Government Bond
32,500,000	CHF	0.000%, 2/08/2007	26,616,127
15,848,000	CHF	4.500%, 6/10/2007	13,141,380
			39,757,507
		UNITED KINGDOM - 3.0%
		United Kingdom Treasury Bond
5,340,000	GBP	4.500%, 3/07/2007	10,442,082
		TOTAL FOREIGN TREASURY OBLIGATIONS
		(Cost $242,698,839)	246,347,024
Shares
		SHORT-TERM INVESTMENTS - 14.9%
		Mutual Funds - 1.1%
3,956,968		Federated US Treasury Cash Reserve Fund	3,956,968
Principal
Amount
		U.S. Treasury Bills - 13.8%
$ 16,000,000		5.100%, 1/04/2007	15,993,751
16,000,000		5.075%, 1/11/2007	15,979,600
9,900,000		4.820%, 1/18/2007	9,878,499
6,000,000		4.607%, 1/25/2007	5,981,889
			47,833,739
		TOTAL SHORT-TERM INVESTMENTS (Cost $51,790,707)	51,790,707
		Total Investments (Cost $324,029,033) (g) - 98.9%	343,114,842
		Other Assets in Excess of Liabilities - 1.1%	3,753,016
		TOTAL NET ASSETS - 100.0%	$346,867,858

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Redemption value linked to the value of gold bullion.
(f)	Affiliated company.
(g)	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:
	Cost of investments		$325,873,695
	Gross unrealized appreciation		20,118,509
	Gross unrealized depreciation		(2,877,362)
	Net unrealized appreciation		$17,241,147

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to the Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

ADR	American Depository Receipt
AUD	Australian Dollars
GBP	British Pounds
CAD	Canadian Dollars
DKK	Danish Krone
EUR	European Monetary Units
HKD	Hong Kong Dollars
NOK	Norwegian Kroner
NZD	New Zealand Dollars
SGD	Singapore Dollars
CHF	Swiss Francs
SEK	Swedish Krona

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudent Bear Funds, Inc.

By (Signature and Title)  /s/ David W. Tice
David W. Tice, President

Date   2/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David W. Tice
David W. Tice, President

Date   2/26/2007

By (Signature and Title)*  /s/ David W. Tice
David W. Tice, Treasurer

Date   2/26/2007